Other operating income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income/(expenses) (Tables) [Abstract]
Other operating income/(expenses)

16.  Other operating income/(expenses)

	R$ thousand
	Years ended December 31
	2017	2016	2015
Tax expenses	(5,960,618)	(6,331,651)	(4,791,754)
Legal provision	(1,238,057)	(2,927,734)	(1,439,460)
Variation in monetary liabilities	31,710	(699,719)	(597,240)
Income from sales of non-current assets, investments, and property and equipment, net	(412,957)	(467,042)	(277,232)
Other (1)	(2,553,435)	(3,578,016)	(5,882,867)
Total	(10,133,357)	(14,004,162)	(12,988,553)

(1)    Includes: (i) the effect of the (additions)/reversal of provision for tax contingency in 2017 - R$ 487,269 thousand (2016 - R$ (484,227) thousand and 2015 - R$ (570,835) thousand); (ii) impairment losses in the amount of 2017 - R$ 185,188 thousand (2016 - R$ 31,256 thousand and 2015 - R$ 207,880 thousand); and (iii) operating expense related of insurance operation in 2017 - R$ 1,354,719 thousand (2016 - R$ 1,388,645 thousand and 2015 - R$ 1,281,381 thousand).